ORGANIZATION AND PRINCIPAL ACTIVITIES - Consideration (Details) - 1 months ended Apr. 30, 2017 $ in Thousands, $ in Thousands	HKD ($)	USD ($)
Renren Finance
Schedule of Equity Method Investments [Line Items]
Consideration		$ 0
Renren Winday Company Limited
Schedule of Equity Method Investments [Line Items]
Consideration	$ 10,000	$ 1,300